Restructuring and Related Activities (Narrative) (Detail) In Millions, unless otherwise specified	3 Months Ended				9 Months Ended		12 Months Ended				3 Months Ended		9 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended
	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2014 USD ($)	Sep. 30, 2014 Other Restructuring [Member] USD ($)	Sep. 30, 2014 2014 Plan [Member] USD ($)	Sep. 30, 2014 2014 Plan [Member] USD ($)	Sep. 30, 2014 2011 US Plan [Member] USD ($)	Sep. 30, 2013 2011 US Plan [Member] USD ($)	Sep. 30, 2014 2011 US Plan [Member] USD ($)	Sep. 30, 2013 2011 US Plan [Member] USD ($)	Dec. 31, 2013 2011 US Plan [Member] USD ($)	Dec. 31, 2012 2011 US Plan [Member] USD ($)	Dec. 31, 2011 2011 US Plan [Member] USD ($) Person	Dec. 14, 2012 2011 US Plan [Member] Subsidiaries [Member] EUR (€)	Dec. 31, 2011 2011 US Plan [Member] Subsidiaries [Member] USD ($)	Dec. 31, 2013 2011 US Plan [Member] Subsidiaries [Member] USD ($)	Dec. 31, 2013 2011 US Plan [Member] Subsidiaries [Member] EUR (€)	Dec. 31, 2012 2011 US Plan [Member] Subsidiaries [Member] USD ($)	Dec. 31, 2012 2011 US Plan [Member] Subsidiaries [Member] EUR (€)	Dec. 31, 2011 2011 US Plan [Member] Subsidiaries [Member] EUR (€)	Dec. 31, 2011 2011 US Plan [Member] Other Restructuring [Member] USD ($)	Sep. 30, 2014 2011 US Plan [Member] Other Restructuring [Member] USD ($)	Dec. 31, 2013 2011 US Plan [Member] Other Restructuring [Member] USD ($)	Dec. 31, 2012 2011 US Plan [Member] Other Restructuring [Member] USD ($)	Dec. 31, 2011 2011 US Plan [Member] Employee Severance [Member] USD ($)	Sep. 30, 2014 2011 US Plan [Member] Employee Severance [Member] USD ($)	Dec. 31, 2013 2011 US Plan [Member] Employee Severance [Member] USD ($)	Dec. 31, 2012 2011 US Plan [Member] Employee Severance [Member] USD ($)	Dec. 31, 2011 2011 US Plan [Member] Purchase obligation termination [Member] USD ($)	Sep. 30, 2014 2011 US Plan [Member] Purchase obligation termination [Member] USD ($)	Dec. 31, 2013 2011 US Plan [Member] Purchase obligation termination [Member] USD ($)	Dec. 31, 2012 2011 US Plan [Member] Purchase obligation termination [Member] USD ($)	Dec. 31, 2011 Cost Reduction Program [Member] Employee Severance [Member] USD ($)	Sep. 04, 2012 Evonik [Member] USD ($)	Sep. 30, 2012 Evonik [Member] USD ($)	Dec. 31, 2013 Evonik [Member] EUR (€)	Dec. 31, 2012 Evonik [Member] EUR (€)	Sep. 04, 2012 Evonik [Member] EUR (€)	Dec. 31, 2013 Evonik [Member] Gain related to obtaining title of the Plant [Member] USD ($)
Restructuring Cost and Reserve [Line Items]
Number of reduced total workforce																				500
Percentage of employees reduced																				11.00%
Restructuring Charges	$ 0.9			$ (35.6)	$ (14.5)	$ (41.1)	$ (75.0)	$ (149.6)	$ 284.5		$ (14.4)	$ (0.5)	$ 3.5	$ 1.3	$ (35.4)	$ (3.6)	$ (41.5)	$ (13.0)	$ (87.9)			$ (10.5)	$ (62.9)		$ (75.7)			$ 44.5	$ (2.1)	$ (1.5)	$ (5.1)	$ 54.5	$ (1.5)	$ (11.5)	$ (6.4)	$ 182.9			$ (76.4)	$ 5.1		$ (65.8)
Payments for restructuring						64.9										22.8		64.9	57.3	3.4									9.4	4.8	6.7		2.9	0.7	17.4		10.5	59.4	33.2	4.9			45.0	25.0
Forfeited deposit																																									10.2
Restructuring reserve														27.9		27.9		55.7	137.5	280.9								48.1	13.4	24.2	37.0	54.5	14.5	21.0	31.0	178.3		10.5	69.5						70.0
Damages paid to suppliers and lost profits							0	31.7	0												57.9																									31.7
Accounts receivable, affiliate	8.1		14.1		8.1		14.1	89.1		26.3															75.7
Accounts payable increase decrease, affiliate balance																								(17.9)
Increase decrease long term loan, affiliate																								(40)
Deposit																								24		24	24
Restructuring charges																																		(75.9)
Tangible asset impairment charges	58.0		33.6	0	58.0	0	33.6	1.5	234.7			0.7	0.7	57.0
Settlement of supply agreement with affiliate		$ 32.3